Details of Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Details of Consolidated Statements of Cash Flows

7. DETAILS OF CONSOLIDATED STATEMENTS OF CASH FLOWS

[a]	Cash and cash equivalents consist of:

	2015	2014
Bank term deposits, bankers’ acceptances and government paper	$2,572	$1,058
Cash	291	191

	$2,863	$1,249

[b]	Items not involving current cash flows:

	2015	2014
Depreciation and amortization	$802	$845
Amortization of other assets included in cost of goods sold	110	132
Other non-cash charges	44	35
Deferred income taxes [note 13]	(7)	113
Equity income in excess of dividends received	(20)	(23)
Non-cash portion of Other (income) expense, net [note 5]	(193)	—

	$736	$1,102

[c]	Changes in operating assets and liabilities:

	2015	2014
Accounts receivable	$(410)	$(760)
Inventories	(241)	(275)
Prepaid expenses and other	13	3
Accounts payable	139	634
Accrued salaries and wages	43	74
Other accrued liabilities	72	80
Income taxes payable	40	42

	$(344)	$(202)